UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CAPITAL AND INCOME

FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 75.3%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 1.7%
757,460	Penn National Gaming Inc. *	$32,131,453
451,800	Starwood Hotels & Resorts Worldwide Inc.	29,299,230

	Total Hotels, Restaurants & Leisure	61,430,683

Household Durables - 0.0%
2,330,496	Home Interiors & Gifts Inc. (a)(b)*	23,305

Media - 5.0%
240,799	Lamar Advertising Co., Class A Shares *	15,163,113
641,600	Liberty Media Holding Corp., Capital Group, Series A Shares *	70,954,544
604,400	R.H. Donnelley Corp. *	42,845,916
2,737,300	Warner Music Group Corp.	46,698,338

	Total Media	175,661,911

	TOTAL CONSUMER DISCRETIONARY	237,115,899

CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 0.0%
28,868	FHC Delaware Inc. (a)(b)*	0

Food Products - 1.0%
979,800	Archer-Daniels-Midland Co.	35,958,660
1,948	Aurora Foods Inc. (a)(b)*	0

	Total Food Products	35,958,660

Tobacco - 2.9%
1,139,800	Altria Group Inc.	100,085,838

	TOTAL CONSUMER STAPLES	136,044,498

ENERGY - 9.4%
Energy Equipment & Services - 2.9%
399,280	CCS Income Trust	12,696,335
457,800	SEACOR Holdings Inc. *	45,047,520
562,800	Transocean Inc. *	45,980,760

	Total Energy Equipment & Services	103,724,615

Oil, Gas & Consumable Fuels - 6.5%
1,403,775	Anadarko Petroleum Corp.	60,334,249
845,712	Cheniere Energy Inc. *	26,343,929
1,985,000	Crosstex Energy Inc.	57,068,750
842,700	Range Resources Corp.	28,146,180
790,400	Total SA, ADR	55,154,112

	Total Oil, Gas & Consumable Fuels	227,047,220

	TOTAL ENERGY	330,771,835

FINANCIALS - 21.4%
Capital Markets - 2.8%
1,652,900	UBS AG	98,231,847

Commercial Banks - 1.6%
1,669,500	Wells Fargo & Co.	57,480,885

Consumer Finance - 4.6%
1,812,050	American Express Co.	102,199,620
792,804	Capital One Financial Corp.	59,824,990

	Total Consumer Finance	162,024,610

Diversified Financial Services - 0.7%
262,300	NYSE Group Inc. *	24,590,625

Insurance - 11.7%
815,200	ACE Ltd.	46,515,312
1,295,200	AFLAC Inc.	60,952,112

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Insurance - 11.7% (continued)
1,284,220	American International Group Inc.	$86,325,268
1,104,740	Chubb Corp.	57,081,916
2,602,870	Fidelity National Financial Inc., Class A Shares	62,494,909
830,100	First American Corp.	42,102,672
1,818,100	Marsh & McLennan Cos. Inc.	53,252,149

	Total Insurance	408,724,338

	TOTAL FINANCIALS	751,052,305

HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.5%
1,014,700	Baxter International Inc.	53,444,249

Health Care Providers & Services - 4.4%
1,190,000	IMS Health Inc.	35,295,400
1,099,640	UnitedHealth Group Inc.	58,247,931
730,660	WellPoint Inc. *	59,256,526

	Total Health Care Providers & Services	152,799,857

	TOTAL HEALTH CARE	206,244,106

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.9%
495,490	Alliant Techsystems Inc. *	43,563,481
672,750	L-3 Communications Holdings Inc.	58,845,442

	Total Aerospace & Defense	102,408,923

Air Freight & Logistics - 0.5%
242,200	United Parcel Service Inc., Class B Shares	16,978,220

Commercial Services & Supplies - 1.0%
4,310	Continental AFA Dispensing Co. (a)(b)(c)*	23,705
1,581,590	Covanta Holding Corp. *	35,079,666

	Total Commercial Services & Supplies	35,103,371

Industrial Conglomerates - 5.0%
2,999,240	General Electric Co. (d)	106,053,127
2,224,800	Tyco International Ltd.	70,192,440

	Total Industrial Conglomerates	176,245,567

Machinery - 0.8%
969,860	Mueller Industries Inc.	29,192,786

Road & Rail - 1.4%
299,600	Burlington Northern Santa Fe Corp.	24,096,828
594,500	CSX Corp.	23,809,725

	Total Road & Rail	47,906,553

	TOTAL INDUSTRIALS	407,835,420

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.9%
1,980,270	Cisco Systems Inc. *	50,556,293
1,213,100	QUALCOMM Inc.	51,750,846

	Total Communications Equipment	102,307,139

Computers & Peripherals - 0.0%
2,028	Axiohm Transaction Solutions Inc. (a)(b)*	0

Electronic Equipment & Instruments - 1.0%
1,087,170	Agilent Technologies Inc. *	36,626,757

Internet Software & Services - 1.2%
1,314,800	Yahoo! Inc. *	41,140,092

IT Services - 4.6%
1,326,300	Ceridian Corp. *	46,208,292
1,441,099	Fidelity National Information Services Inc.	65,512,361

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
IT Services - 4.6% (continued)
1,733,910	Hewitt Associates Inc., Class A Shares *	$50,682,189

	Total IT Services	162,402,842

Software - 4.1%
3,016,550	Microsoft Corp.	84,071,249
3,211,600	Oracle Corp. *	58,226,308

	Total Software	142,297,557

	TOTAL INFORMATION TECHNOLOGY	484,774,387

MATERIALS - 0.5%
Chemicals - 0.5%
815,120	Nalco Holding Co. *	19,481,368

UTILITIES - 2.1%
Gas Utilities - 2.1%
1,693,620	National Fuel Gas Co.	73,266,001

	TOTAL COMMON STOCKS (Cost - $2,468,195,809)	2,646,585,819

PREFERRED STOCKS (a)(b) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
321	TCR Holdings Corp., Class B Shares *	0
177	TCR Holdings Corp., Class C Shares *	0
466	TCR Holdings Corp., Class D Shares *	1
964	TCR Holdings Corp., Class E Shares *	1

	TOTAL PREFERRED STOCKS (Cost - $115)	2

FACE AMOUNT	RATING‡
ASSET-BACKED SECURITIES - 0.4%
Automobiles - 0.0%
$750,000	AAA	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (c)(d)	735,555
565,015	AAA	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (c)(d)	562,678

		Total Automobiles	1,298,233

Diversified Financial Services - 0.0%
2,750,745	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(b)(e)	0

Home Equity - 0.4%
245,933	AAA	ACE Securities Corp., Series 2006-SL2, Class A, 5.490% due 1/25/36 (d)(f)	246,086
118,757	AAA	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (d)(f)	118,811
84,470	AAA	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (f)	84,523
200,000	AAA	Bear Stearns Asset Backed Securities Trust, Series 2004-B01, Class 1A2, 5.670% due 9/25/34 (d)(f)	200,653
891,484	AAA	Bear Stearns Asset Backed Securities Trust, Series 2006-1, Class A, 5.600% due 2/25/36 (d)(f)	892,038
366,423	AAA	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, 3.235% due 2/25/32 (d)	362,531
144,361	BBB	Cityscape Home Equity Loan Trust, Series 1997-C, Class B1A, 7.025% due 7/25/28 (a)(d)(f)	103,940
		Countrywide Asset-Backed Certificates:
215,835	AA	Series 2003-03, Class M4, 6.720% due 3/25/33 (d)(f)	217,384
19,784	BBB	Series 2004-02N, Class N1, 5.000% due 2/25/35 (c)	19,754
440,000	AA	Series 2004-05, Class M4, 6.040% due 6/25/34 (d)(f)	444,346

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity - 0.4% (continued)
		Countrywide Home Equity Loan Trust:
$720,366	AAA	Series 2004-J, Class 2A, 5.610% due 12/15/33 (d)(f)	$721,625
929,026	AAA	Series 2004-P, Class 2A, 5.640% due 3/15/34 (d)(f)	931,235
1,067,502	AAA	Series 2005-E, Class 2A, 5.540% due 11/15/35 (d)(f)	1,067,879
1,265,694	AAA	Series 2005-I, Class 2A, 5.550% due 2/15/36 (d)(f)	1,265,778
198,105	AAA	Series 2006-D, Class 2A, 5.520% due 5/15/36 (d)(f)	198,108
502,681	A2(g)	CS First Boston Mortgage Securities Corp., Series 2001-HE8, Class M2, 6.870% due 2/25/31 (d)(f)	503,410
73,417	BBB+	Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (c)	438
221,587	A+	Fremont Home Loan Trust, Series 2004-01, Class M5, 6.420% due 2/25/34 (d)(f)	221,977
238,105	A+	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29 (d)	246,054
143,173	AAA	GSAMP Trust, Series 2006-S2, Class A2, 5.420% due 1/25/36 (d)(f)	143,262
191,661	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (d)(f)	191,670
1,388,145	Aaa(g)	Irwin Home Equity, Series 2005-1, Class 2A2, 4.720% due 6/25/35(d)	1,376,567
131,584	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (d)(f)	131,670
		Merrill Lynch Mortgage Investors Inc.:
44,421	BBB+	Series 2004-WM2N, Class N1, 4.500% due 12/25/34 (c)	44,567
3,575	BBB-(h)	Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (c)	3,551
		Option One Mortgage Loan Trust:
146,018	AAA	Series 2003-01, Class A2, 5.740% due 2/25/33 (d)(f)	146,181
382,899	A	Series 2003-04, Class M2, 6.970% due 7/25/33 (d)(f)	386,052
750,000	AA	Series 2004-02, Class M2, 6.370% due 5/25/34 (d)(f)	750,466
225,007	AAA	RAAC, Series 2006-RP3, Class A, 5.590% due 5/25/36 (c)(d)(f)	224,515
460,885	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 7.220% due 3/25/34 (d)(f)	466,347
218,213	AAA	SACO I Trust, Series 2006-4, Class A1, 5.490% due 3/25/36 (d)(f)	218,330
		Sail Net Interest Margin Notes:
141,210	Ba2(g)	Series 2003-BC2A, Class A, 7.750% due 4/27/33 (c)	32,932
35,690	BB	Series 2004-2A, Class A, 5.500% due 3/27/34 (c)	10,222
218,785	Ba2(g)	Saxon Asset Securities Trust, Series 1999-3, Class BF1A, 8.640% due 12/25/32 (d)	191,203
268,188	Aa2(g)	WMC Mortgage Loan Pass-Through Certificates, Series 1999-A, Class M2, 7.570% due 10/15/29 (d)(f)	272,722

		Total Home Equity	12,436,827

Student Loan - 0.0%
228,110	AAA	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (f)	228,069

		TOTAL ASSET-BACKED SECURITIES (Cost - $17,206,874)	13,963,129

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
380,000	AA-	American Home Mortgage Investment Trust, Series 2005-4, Class M3, 6.120% due 11/25/45 (d)(f)	380,481
1,800,000	AAA	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45 (d)(f)	1,804,401
		Banc of America Funding Corp.:
1,120,866	AAA	Series 2005-E, Class 7A1, 5.826% due 6/20/35 (d)(f)	1,126,775
1,298,220	AAA	Series 2005-E, Class 8A1, 5.826% due 6/20/35 (d)(f)	1,303,114
169,907	AAA	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.804% due 9/25/35 (d)(f)	168,452
1,003,423	AAA	Bayview Commercial Asset Trust, Series 2006-1A, Class A1, 5.590% due 4/25/36 (c)(d)(f)	1,004,928
		Countrywide Alternative Loan Trust:
243,202	AAA	Series 2005-59, Class 1A1, 5.680% due 11/20/35 (d)(f)	244,214
1,694,074	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (d)(f)	1,697,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
$254,794	AAA	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (d)(f)	$254,595
230,585	AAA	Series OA3, Class 1A1, 5.520% due 5/25/36 (d)(f)	230,540
		Countrywide Home Loan, Mortgage Pass-Through Trust:
169,866	AAA	5.650% due 2/25/35 (d)(f)	170,438
214,180	AAA	Series 2005-9, Class 1A1, 5.620% due 5/25/35 (d)(f)	215,265
1,800,000	AAA	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.555% due 2/15/39 (d)(f)	1,826,950
215,737	AAA	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.987% due 8/25/35 (d)(f)	214,140
		Downey Savings & Loan Association Mortgage Loan Trust:
986,907	AAA	Series 2004-AR1, Class A2B, 5.740% due 9/19/44 (d)(f)	991,651
210,713	AAA	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (d)(f)	211,099
		Series 2006-AR1:
207,111	AAA	Class 1A1A, 5.903% due 3/19/46 (d)(f)	207,111
207,111	AAA	Class 1A1B, 5.903% due 3/19/47 (d)(f)	207,111
		Federal Home Loan Mortgage Corp. (FHLMC):
92,820	NR	Series 2764, Class DT, 6.000% due 3/15/34 (f)	88,814
572,094	NR	Series 2780, Class SL, PAC, 6.000% due 4/15/34 (f)	565,623
260,207	AAA	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.569% due 10/25/35 (d)(f)	258,457
		Harborview Mortgage Loan Trust:
259,531	AAA	Series 2004-08, Class 2A4A, 5.720% due 11/19/34 (d)(f)	260,445
250,345	AAA	Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (d)(f)	251,117
204,852	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.263% due 3/25/35 (d)(f)	205,044
250,000	Aaa(g)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (d)(f)	258,079
1,735,809	AAA	Lehman XS Trust, Series 2006-04N, Class A2A, 5.540% due 4/25/46 (d)(f)	1,739,511
311,654	AAA	Luminent Mortgage Trust, Series 2006-1, Class A1, 5.560% due 4/25/36 (d)(f)	312,777
630,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.660% due 5/12/39 (d)(f)	647,327
		MLCC Mortgage Investors Inc.:
522,154	AA-	Series 2004-A, Class B2, 6.240% due 4/25/29 (d)(f)	523,382
549,230	AA-	Series 2004-B, Class B2, 6.200% due 5/25/29 (d)(f)	552,153
		Structured Adjustable Rate Mortgage Loan Trust:
311,871	AAA	Series 2004-3AC, Class A2, 4.920% due 3/25/34 (d)(f)	313,022
213,075	AAA	Series 2004-6, Class 1A, 4.411% due 6/25/34 (d)(f)	214,641
1,679,161	AAA	Series 2005-11, Class 3A, 5.392% due 5/25/35 (d)(f)	1,685,313
		Structured Asset Mortgage Investments Inc., Series 2006-AR5:
220,667	AAA	Class 1A1, 5.530% due 5/25/36 (d)(f)	220,939
185,435	AAA	Class 2A1, 5.530% due 5/25/36 (d)(f)	185,980
		Structured Asset Securities Corp.:
651,708	AA	Series 1998-2, Class M1, 6.420% due 2/25/28 (d)(f)	653,968
310,177	AA(h)	Series 1998-3, Class M1, 6.320% due 3/25/28 (d)(f)	310,503
1,444,874	AAA	Series 2004-3, Class 3A1, 5.500% due 3/25/19 (d)	1,440,584
888,235	AAA	Thornburg Mortgage Securities Trust, Series 2005-02, Class A4, 5.570% due 7/25/45 (d)(f)	888,810
		Washington Mutual Inc.:
1,112,812	AAA	Series 2005-AR13, Class A1B3, 5.680% due 10/25/45 (d)(f)	1,118,677
315,644	AAA	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (d)(f)	316,742
188,501	AAA	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (d)(f)	189,221
127,263	AAA	Series 2006-AR10, Class 1A1, 5.957% due 9/25/36 (d)(f)	128,970
		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR01:
1,102,535	AAA	Class A1A, 5.640% due 1/25/45 (d)(f)	1,104,885
1,212,789	AAA	Class A2A1, 5.660% due 1/25/45 (d)(f)	1,216,230

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
$192,047	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.600% due 11/25/45 (d)(f)	$192,808
162,318	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (d)(f)	161,453
224,886	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (d)(f)	224,799

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $28,305,945)	28,488,789

CORPORATE BONDS & NOTES - 11.5%
Aerospace & Defense - 0.3%
1,210,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	1,216,050
		DRS Technologies Inc., Senior Subordinated Notes:
2,375,000	B	6.875% due 11/1/13	2,410,625
180,000	B+	6.625% due 2/1/16	182,700
500,000	A	General Dynamics Corp., Senior Notes, 4.500% due 8/15/10 (d)	493,491
5,465	NR	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (a)(b)(e)	0
		L-3 Communications Corp., Senior Subordinated Notes:
170,000	BB+	7.625% due 6/15/12	175,950
4,675,000	BB+	6.375% due 10/15/15	4,657,469

		Total Aerospace & Defense	9,136,285

Airlines - 0.0%
		Continental Airlines Inc.:
700,000	CCC+	Notes, 8.750% due 12/1/11	689,500
72,385	B+	Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	74,692
		United Airlines Inc., Pass-Through Certificates:
162,820	B	Series 2000-1, Class B, 8.030% due 7/1/11 (e)	183,274
245,469	B	Series 2000-2, Class B, 7.811% due 10/1/09 (e)	280,602
		Series 2001-1:
105,000	B+	Class B, 6.932% due 9/1/11 (e)	119,766
230,000	CCC-	Class C, 6.831% due 9/1/08 (e)	255,444

		Total Airlines	1,603,278

Auto Components - 0.2%
1,625,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,588,438
		Visteon Corp., Senior Notes:
5,000,000	CCC+	8.250% due 8/1/10	5,125,000
95,000	CCC+	7.000% due 3/10/14	83,600

		Total Auto Components	6,797,038

Automobiles - 0.3%
120,000	BBB	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (d)	118,232
		Ford Motor Co.:
700,000	CCC+	Debentures, 8.875% due 1/15/22	633,500
2,645,000	CCC+	Notes, 7.450% due 7/16/31	2,059,794
		General Motors Corp., Senior Debentures:
6,725,000	B-	8.250% due 7/15/23	6,086,125
10,000	B-	8.375% due 7/15/33	9,025

		Total Automobiles	8,906,676

Building Products - 0.3%
5,000,000	BBB-	American Standard Co. Inc., Senior Notes, 8.250% due 6/1/09	5,282,845
2,785,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	2,910,325
1,030,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,006,825

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Building Products - 0.3% (continued)
$2,105,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.449% due 3/1/14	$1,536,650

		Total Building Products	10,736,645

Capital Markets - 0.2%
865,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	986,896
50,000	A	Bear Stearns Co. Inc., Subordinated Notes, 5.550% due 1/22/17	49,132
40,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	40,637
		E*TRADE Financial Corp., Senior Notes:
875,000	BB-	7.375% due 9/15/13	918,750
355,000	BB-	7.875% due 12/1/15	384,731
80,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	78,704
4,150,000	A1(g)	Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (c)(d)	4,496,758
500,000	AA-	Merrill Lynch & Co. Inc., Medium-Term Notes, Series B, 3.700% due 4/21/08 (d)	492,191
		Morgan Stanley:
30,000	A+	Medium-Term Notes, 5.810% due 10/18/16 (f)	30,114
100,000	A	Subordinated Notes, 4.750% due 4/1/14	95,117

		Total Capital Markets	7,573,030

Chemicals - 0.2%
150,000	B+	Arco Chemical Co., Debentures, 9.800% due 2/1/20	175,875
225,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	218,812
2,580,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (c)	2,489,700
495,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14 (c)	514,181
2,560,000	BB	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	2,752,000
110,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (c)	110,550
3,000	A	PPG Industries Inc., Notes, 6.500% due 11/1/07	3,010

		Total Chemicals	6,264,128

Commercial Banks - 0.3%
400,000	AAA	Depfa ACS Bank, 5.125% due 3/16/37 (c)(d)	382,263
		Glitnir Banki HF:
240,000	A-	Notes, 6.330% due 7/28/11 (c)(d)	249,273
520,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (c)(d)(f)	545,612
100,000	BB	ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (c)(f)	99,299
120,000	A2e(g)	Landsbanki Islands HF, 6.100% due 8/25/11 (c)	123,266
4,500,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bond, 7.191% due 7/30/15 (c)(d)(f)(i)	4,760,581
60,000	A+	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (c)(f)	60,980
4,475,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (c)(d)(f)(i)	4,527,912
90,000	A-	SunTrust Capital VIII, Trust Preferred Securites, 6.100% due 12/15/36 (f)	84,625
170,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (c)	171,275
160,000	A+	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	158,372
100,000	AA-	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	96,669

		Total Commercial Banks	11,260,127

Commercial Services & Supplies - 0.1%
35,000	B-	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (c)	36,750
190,000	B-	Aramark Corp., Senior Notes, 8.860% due 2/1/15 (c)(f)	196,175
1,465,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,567,550

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Services & Supplies - 0.1% (continued)
$150,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	$166,125
840,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (c)	898,800
570,000	BBB	Waste Management Inc., 6.375% due 11/15/12	598,955

		Total Commercial Services & Supplies	3,464,355

Computers & Peripherals - 0.0%
350,000	A+	International Business Machines Corp., Medium-Term Notes, 3.800% due 2/1/08 (d)	346,177

Consumer Finance - 0.8%
500,000	A	Caterpillar Financial Services Corp., 4.300% due 6/1/10 (d)	489,417
		Ford Motor Credit Co.:
		Notes:
100,000	B	6.625% due 6/16/08	99,713
580,000	B	7.375% due 10/28/09	579,267
4,400,000	B	7.000% due 10/1/13	4,095,366
		Senior Notes:
100,000	B	5.800% due 1/12/09	98,135
5,169,000	B	9.750% due 9/15/10 (c)	5,448,684
3,537,000	B	10.605% due 6/15/11 (c)(f)	3,807,043
820,000	B	8.000% due 12/15/16	790,340
		General Motors Acceptance Corp.:
30,000	BB+	Medium-Term Notes, 4.375% due 12/10/07	29,627
		Notes:
530,000	BB+	6.125% due 8/28/07	529,736
20,000	BB+	5.125% due 5/9/08	19,772
5,000,000	BB+	5.625% due 5/15/09	4,911,685
5,000,000	BB+	6.750% due 12/1/14	4,922,695
30,000	BB+	Senior Notes, 5.850% due 1/14/09	29,626
350,000	A	John Deere Capital Corp., 3.900% due 1/15/08	346,450
		SLM Corp.:
500,000	A	Medium-Term Notes, 4.660% due 1/31/14 (d)(f)	467,990
200,000	A	Medium-Term Notes, Series A, 5.560% due 1/26/09 (d)(f)	200,554

		Total Consumer Finance	26,866,100

Containers & Packaging - 0.3%
2,070,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	2,121,750
2,745,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	2,933,719
1,725,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	1,837,125
335,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (c)(d)	346,196
1,404,000	B-	Smurfit Kappa Funding, Senior Notes, 9.625% due 10/1/12	1,498,770

		Total Containers & Packaging	8,737,560

Diversified Consumer Services - 0.0%
		Education Management LLC/Education Management Finance Corp.:
105,000	CCC+	Senior Notes, 8.750% due 6/1/14	111,038
935,000	CCC+	Senior Subordinated Notes, 10.250% due 6/1/16	1,019,150
250,000	BB-	Service Corp. International, Debentures, 7.875% due 2/1/13	260,000

		Total Diversified Consumer Services	1,390,188

Diversified Financial Services - 0.7%
600,000	CCC+	AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12	541,500
1,360,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (c)(d)	1,340,823
54,017	BB-	Air 2 US, 8.027% due 10/1/19 (c)	56,751
575,000	A+	American Express Credit Corp., Notes, 3.000% due 5/16/08 (d)	561,629

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 0.7% (continued)
		Bank of America Corp.:
$60,000	AA	5.375% due 8/15/11	$60,744
330,000	AA	5.125% due 11/15/14 (d)	325,624
400,000	AA-	Subordinated Notes, 5.420% due 3/15/17 (c)(d)	396,599
3,935,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (c)	4,121,912
200,000	A-	Capital One Bank, Notes, 5.750% due 9/15/10	202,910
350,000	AA	Citigroup Inc., 3.500% due 2/1/08 (d)	345,282
243,086	A-	Core Investment Grade Bond Trust I, Pass-Through Certificates, 4.642% due 11/30/07	241,962
915,000	B+	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (c)	977,906
400,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 5.410% due 6/22/07 (d)(f)	400,140
1,170,000	AA-	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (d)	1,269,166
1,760,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	1,819,400
180,000	AA-	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (d)	177,000
250,000	A+	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (d)	256,704
50,000	A+	Lehman Brothers Holdings Inc., 5.250% due 2/6/12	50,007
240,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	234,000
200,000	BBB	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (f)(i)	204,650
800,000	A-	Pemex Finance Ltd., Notes, Series 2000-1, Class A-1, 9.030% due 2/15/11	857,828
		Residential Capital LLC, Senior Notes:
240,000	BBB	6.125% due 11/21/08	239,969
630,000	BBB	6.000% due 2/22/11	621,974
100,000	BBB	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (c)(f)(i)	100,694
		TNK-BP Finance SA:
1,430,000	BB+	7.500% due 7/18/16 (c)	1,512,225
250,000	BB+	6.625% due 3/20/17 (c)	248,750
407,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	429,385
900,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	988,875
4,585,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	4,665,237

		Total Diversified Financial Services	23,249,646

Diversified Telecommunication Services - 0.7%
185,000	BB+	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (c)	190,088
1,225,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (d)	1,227,097
10,000	BBB-	Embarq Corp., Notes, 7.995% due 6/1/36	10,356
455,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(b)(e)	0
1,935,000	CCC+	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	2,128,500
		Intelsat Bermuda Ltd., Senior Notes:
620,000	B+	9.250% due 6/15/16 (c)	689,750
3,610,000	B	11.250% due 6/15/16 (c)	4,115,400
470,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	510,216
		Level 3 Financing Inc., Senior Notes:
50,000	CCC+	9.250% due 11/1/14 (c)	51,625
30,000	CCC+	9.150% due 2/15/15 (c)(f)	30,375
		NTL Cable PLC, Senior Notes:
2,150,000	B-	8.750% due 4/15/14	2,246,750
910,000	B-	9.125% due 8/15/16	964,600
		Qwest Communications International Inc., Senior Notes:
1,400,000	B+	7.500% due 2/15/14	1,449,000
3,615,000	B+	Series B, 7.500% due 2/15/14	3,741,525

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 0.7% (continued)
		Telecom Italia Capital S.p.A.:
$380,000	BBB+	Notes, 5.250% due 10/1/15	$361,129
301,000	BBB+	Senior Notes, 4.000% due 11/15/08	295,177
1,585,000	A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	1,628,988
2,970,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16	3,263,287

		Total Diversified Telecommunication Services	22,903,863

Electric Utilities - 0.1%
110,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	112,722
100,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	91,802
		FirstEnergy Corp., Notes:
360,000	BBB-	Series B, 6.450% due 11/15/11	377,713
720,000	BBB-	Series C, 7.375% due 11/15/31	820,441
210,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	243,600
		Pacific Gas & Electric Co.:
500,000	BBB	4.200% due 3/1/11	484,491
50,000	BBB	First Mortgage Bonds, 6.050% due 3/1/34	50,288

		Total Electric Utilities	2,181,057

Electronic Equipment & Instruments - 0.1%
		NXP BV/NXP Funding LLC:
4,690,000	B+	Senior Notes, 9.500% due 10/15/15 (c)	4,865,875
85,000	BB+	Senior Secured Bonds, 7.875% due 10/15/14 (c)	88,188

		Total Electronic Equipment & Instruments	4,954,063

Energy Equipment & Services - 0.1%
3,255,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (c)	3,352,650
425,000	CCC+	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (c)(f)	439,875
20,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,400
225,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	244,687
315,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	324,450
145,000	B+	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	172,960

		Total Energy Equipment & Services	4,555,022

Food & Staples Retailing - 0.1%
		CVS Lease Pass-Through Trust:
711,190	BBB+	5.880% due 1/10/28 (c)	705,926
258,678	BBB+	6.036% due 12/10/28 (c)	262,425
400,000	BBB-	Kroger Co., Senior Notes, 6.750% due 4/15/12	423,773
		Safeway Inc., Senior Notes:
525,000	BBB-	4.800% due 7/16/07	523,716
325,000	BBB-	6.500% due 11/15/08	330,768
475,000	AA	Wal-Mart Stores Inc., 4.550% due 5/1/13	459,546

		Total Food & Staples Retailing	2,706,154

Food Products - 0.1%
		Dole Food Co. Inc., Senior Notes:
3,640,000	B-	7.250% due 6/15/10	3,494,400
666,000	B-	8.875% due 3/15/11	661,005

		Total Food Products	4,155,405

Health Care Providers & Services - 0.6%
1,925,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	2,069,375
70,000	BBB	Cardinal Health Inc., 5.850% due 12/15/17	70,021
2,965,000	B	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	3,013,181
		HCA Inc.:
225,000	B-	Debentures, 7.500% due 11/15/95	180,587

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services - 0.6% (continued)
$2,080,000	B-	Notes, 6.375% due 1/15/15	$1,781,000
		Senior Notes:
3,000	B-	6.300% due 10/1/12	2,812
30,000	B-	6.250% due 2/15/13	27,337
1,563,000	B-	6.500% due 2/15/16	1,338,319
		Senior Secured Notes:
1,080,000	BB-	9.250% due 11/15/16 (c)	1,167,750
790,000	BB-	9.625% due 11/15/16 (c)(j)	855,175
3,075,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	3,198,000
		Tenet Healthcare Corp., Senior Notes:
4,800,000	CCC+	7.375% due 2/1/13	4,482,000
574,000	CCC+	9.875% due 7/1/14	582,610
3,325,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	3,487,094
250,000	A	UnitedHealth Group Inc., Senior Notes, 3.300% due 1/30/08	245,734

		Total Health Care Providers & Services	22,500,995

Hotels, Restaurants & Leisure - 0.6%
300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	300,750
1,490,000	B+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,584,988
1,550,000	B-	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	1,660,437
450,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	497,250
225,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	228,375
2,970,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	3,244,725
3,000,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	2,955,000
		Mandalay Resort Group:
140,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	140,000
390,000	B+	Senior Subordinated Notes, Series B, 10.250% due 8/1/07	396,825
		MGM MIRAGE Inc.:
1,680,000	BB	Senior Notes, 7.625% due 1/15/17	1,709,400
1,670,000	B+	Senior Subordinated Notes, 8.375% due 2/1/11	1,766,025
600,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	601,500
175,000	B+	Penn National Gaming Inc., Senior Subordinated Notes, 6.875% due 12/1/11	175,875
3,905,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,041,675
		Station Casinos Inc.:
		Senior Notes:
300,000	B+	6.000% due 4/1/12	292,125
205,000	B+	7.750% due 8/15/16	211,406
570,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	525,113
250,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	255,000

		Total Hotels, Restaurants & Leisure	20,586,469

Household Durables - 0.3%
15,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	15,544
200,000	NR	Holt Group Inc., Senior Notes, 9.750% due 1/15/49 (a)(b)(e)	0
2,260,000	BB	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	2,192,200
1,495,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,547,325
3,000,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.471% due 9/1/12	2,715,000
2,850,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	3,013,875

		Total Household Durables	9,483,944

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Products - 0.1%
		Nutro Products Inc.:
$25,000	CCC	Senior Notes, 9.370% due 10/15/13 (c)(f)	$25,875
1,540,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (c)	1,670,900

		Total Household Products	1,696,775

Independent Power Producers & Energy Traders - 0.4%
2,194,000	NR	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,191,907
		AES Corp., Senior Notes:
530,000	B	8.750% due 6/15/08	548,550
717,000	B	8.875% due 2/15/11	774,360
2,950,000	D	Calpine Generating Co. LLC, Secured Notes, 14.370% due 4/1/11 (e)	3,141,750
		NRG Energy Inc., Senior Notes:
1,300,000	B-	7.250% due 2/1/14	1,335,750
4,525,000	B-	7.375% due 2/1/16	4,660,750
10,000	B-	7.375% due 1/15/17	10,287
		TXU Corp., Senior Notes:
1,325,000	BB+	Series P, 5.550% due 11/15/14	1,180,148
135,000	BB+	Series R, 6.550% due 11/15/34	113,724

		Total Independent Power Producers & Energy Traders	13,957,226

Industrial Conglomerates - 0.1%
450,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	447,150
699,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	761,910
		Tyco International Group SA, Notes:
1,170,000	BBB+	6.000% due 11/15/13 (d)	1,231,572
1,780,000	BBB+	6.875% due 1/15/29 (d)	2,107,285

		Total Industrial Conglomerates	4,547,917

Insurance - 0.1%
2,030,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	2,202,550
70,000	BBB+	Metlife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	68,571
30,000	BBB	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (f)	29,682

		Total Insurance	2,300,803

Internet & Catalog Retail - 0.0%
1,270,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,285,875

IT Services - 0.1%
90,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	93,904
475,000	A	First Data Corp., 3.375% due 8/1/08	463,043
		SunGard Data Systems Inc.:
2,075,000	B-	Senior Notes, 9.125% due 8/15/13	2,235,813
1,445,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,584,081

		Total IT Services	4,376,841

Leisure Equipment & Products - 0.0%
105,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	100,538

Machinery - 0.1%
1,010,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,095,850
2,074,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 8.460% due 4/15/14	1,897,710

		Total Machinery	2,993,560

Media - 1.1%
1,260,000	B-	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	1,379,700
3,260,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	3,728,625

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 1.1% (continued)
$190,000	BBB+	AOL Time Warner Inc., Debentures, 7.700% due 5/1/32	$216,049
1,920,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,848,000
3,014,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	3,142,095
		CCH II LLC/CCH II Capital Corp., Senior Notes:
2,410,000	CCC-	10.250% due 9/15/10	2,554,600
1,559,000	CCC(h)	10.250% due 10/1/13	1,711,003
415,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	421,225
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
100,000	CCC-	9.920% due 4/1/11	100,125
490,000	CCC-	11.750% due 5/15/11	495,513
125,000	B-	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (c)	130,781
1,750,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (c)	1,817,813
70,000	BB+	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	69,722
225,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	257,609
		Comcast Corp., Notes:
730,000	BBB+	6.500% due 1/15/15	771,136
1,870,000	BBB+	6.500% due 1/15/17 (d)	1,977,185
2,210,000	B	Dex Media Inc., Discount Notes, step bond to yield 8.765% due 11/15/13	2,069,112
290,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (c)(f)	303,775
2,455,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,405,900
180,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	189,738
1,620,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	1,672,650
		R.H. Donnelley Corp.:
		Senior Discount Notes:
570,000	B	Series A-1, 6.875% due 1/15/13	557,175
870,000	B	Series A-2, 6.875% due 1/15/13	850,425
2,175,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	2,321,812
2,150,000	B+	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (c)	2,416,062
310,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	377,918
2,790,000	BBB+	Time Warner Inc., Senior Notes, 6.875% due 5/1/12 (d)	2,976,258
200,000	B+	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	197,500

		Total Media	36,959,506

Metals & Mining - 0.2%
2,410,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,611,837
1,030,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (c)(j)	1,014,550
905,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,009,075
610,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (c)	637,450
		Vale Overseas Ltd., Notes:
50,000	BBB	8.250% due 1/17/34	60,179
2,000,000	BBB	6.875% due 11/21/36 (d)	2,075,374

		Total Metals & Mining	7,408,465

Multi-Utilities - 0.0%
600,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	613,667

Multiline Retail - 0.1%
		Neiman Marcus Group Inc.:
750,000	B-	Senior Notes, 9.000% due 10/15/15 (j)	825,000
2,285,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	2,559,200

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Multiline Retail — 0.1% (continued)
$132,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	$147,510

		Total Multiline Retail	3,531,710

Oil, Gas & Consumable Fuels - 1.4%
80,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	88,446
500,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	553,539
740,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 5.950% due 9/15/16	742,886
1,325,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,361,437
4,625,000	BB	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	4,625,000
60,000	AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07	59,561
525,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	543,375
1,130,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (d)	1,285,080
		El Paso Corp., Medium-Term Notes:
400,000	B	7.375% due 12/15/12	430,000
1,175,000	B	7.800% due 8/1/31	1,304,250
2,780,000	B	7.750% due 1/15/32	3,085,800
90,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (f)	98,648
3,550,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	3,576,625
		Gazprom:
2,420,000	BBB	Loan Participation Notes, 6.212% due 11/22/16 (c)	2,427,260
100,000	BBB	Senior Notes, 6.510% due 3/7/22 (c)	101,750
150,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	148,500
1,045,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,055,450
		Kerr-McGee Corp.:
1,730,000	BBB-	6.950% due 7/1/24	1,827,328
		Notes:
2,600,000	BBB-	6.875% due 9/15/11	2,756,564
160,000	BBB-	7.875% due 9/15/31	186,642
		Kinder Morgan Energy Partners LP:
60,000	BBB	6.750% due 3/15/11	63,094
		Senior Notes:
10,000	BBB	6.300% due 2/1/09	10,181
160,000	BBB	7.125% due 3/15/12	171,801
50,000	BBB	5.000% due 12/15/13	48,454
85,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	83,938
150,000	A-	Noble Drilling Corp., Senior Notes, 6.950% due 3/15/09	150,862
2,500,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	2,550,000
1,630,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (c)	1,703,350
77,000	BBB	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	79,406
60,000	BBB-	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	61,500
1,400,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17	1,372,000
1,900,000	B	Quicksilver Resources Inc., Senior Subordinated Notes, 7.125% due 4/1/16	1,881,000
1,385,000	B1(g)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)	1,412,700
10,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	9,975
		Stone Energy Corp., Senior Subordinated Notes:
250,000	B-	8.250% due 12/15/11	250,313
3,030,000	B-	6.750% due 12/15/14	2,848,200
220,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	231,550
250,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	260,603
		Whiting Petroleum Corp., Senior Subordinated Notes:
1,049,000	B	7.250% due 5/1/12	1,035,887
1,415,000	B	7.000% due 2/1/14	1,386,700
		Williams Cos. Inc.:
98,000	BB	Debentures, Series A, 7.500% due 1/15/31	104,370
1,770,000	BB	Notes, 8.750% due 3/15/32	2,048,775

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 1.4% (continued)
		Senior Notes:
$2,500,000	BB	7.625% due 7/15/19	$2,731,250
780,000	BB	7.750% due 6/15/31	838,500
1,820,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (d)	1,994,323

		Total Oil, Gas & Consumable Fuels	49,586,873

Paper & Forest Products - 0.2%
2,845,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,951,687
		NewPage Corp.:
2,105,000	B-	Senior Secured Notes, 11.610% due 5/1/12 (f)	2,312,869
1,030,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	1,122,700
940,000	B	Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (c)	982,300
600,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	630,916

		Total Paper & Forest Products	8,000,472

Pharmaceuticals - 0.1%
500,000	AA	Abbott Laboratories, 3.750% due 3/15/11	477,605
2,243,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,243,000
305,000	A	Wyeth, Notes, 4.375% due 3/1/08	302,189

		Total Pharmaceuticals	3,022,794

Real Estate Management & Development - 0.0%
1,205,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,153,788

Road & Rail - 0.3%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
2,090,000	B-	9.375% due 5/1/12	2,257,200
20,000	B-	12.500% due 6/15/12	21,540
		Hertz Corp.:
1,950,000	B	Senior Notes, 8.875% due 1/1/14	2,110,875
3,445,000	B	Senior Subordinated Notes, 10.500% due 1/1/16	3,944,525
906,000	CCC+	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	955,830
30,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (c)	30,412
100,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	102,750
363,093	A	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25	363,462

		Total Road & Rail	9,786,594

Semiconductors & Semiconductor Equipment - 0.0%
1,630,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (c)	1,640,188

Software - 0.1%
110,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	108,900
2,037,892	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (c)(j)	2,083,745

		Total Software	2,192,645

Specialty Retail - 0.1%
1,245,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,263,675
25,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	27,813
450,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (f)	420,750

		Total Specialty Retail	1,712,238

Textiles, Apparel & Luxury Goods - 0.1%
1,565,000	B-	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,725,413

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	RATING‡	SECURITY	VALUE
Textiles, Apparel & Luxury Goods - 0.1% (continued)
$125,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	$130,000
2,244,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	1,856,910

		Total Textiles, Apparel & Luxury Goods	3,712,323

Thrifts & Mortgage Finance - 0.0%
		Countrywide Financial Corp., Medium-Term Notes:
20,000	A	5.501% due 1/5/09 (f)	19,975
30,000	A	Series B, 5.460% due 6/18/08 (f)	29,978
1,250,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,318,750

		Total Thrifts & Mortgage Finance	1,368,703

Tobacco - 0.0%
150,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	165,750
830,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	902,559

		Total Tobacco	1,068,309

Trading Companies & Distributors - 0.1%
1,730,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (c)	1,851,100
805,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	859,338
1,750,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	1,898,750

		Total Trading Companies & Distributors	4,609,188

Wireless Telecommunication Services - 0.4%
4,400,000	A	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12 (d)	4,958,180
60,000	BBB	Nextel Communications Inc., Senior Notes, Series E, 6.875% due 10/31/13	61,527
		Rural Cellular Corp.:
1,455,000	CCC	Senior Notes, 9.875% due 2/1/10	1,542,300
610,000	B	Senior Secured Notes, 8.250% due 3/15/12	640,500
		Sprint Capital Corp.:
40,000	BBB	Notes, 8.750% due 3/15/32	47,312
		Senior Notes:
3,385,000	BBB	8.375% due 3/15/12 (d)	3,780,602
1,000,000	BBB	6.875% due 11/15/28	998,670
10,000	BBB	Sprint Nextel Corp., 6.000% due 12/1/16	9,859
3,060,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (c)	3,128,850

		Total Wireless Telecommunication Services	15,167,800

		TOTAL CORPORATE BONDS & NOTES (Cost - $391,583,760)	403,153,003

FACE AMOUNT
MORTGAGE-BACKED SECURITIES - 4.9%
FHLMC - 1.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
46,865		8.000% due 7/1/20	48,792
13,113,376		5.125% due 6/1/35 (d)(f)	13,140,660
		Gold:
1,389,596		4.000% due 12/1/07 (d)	1,376,685
1,478,736		7.000% due 6/1/17 (d)	1,524,856
35,391,127		6.000% due 7/1/21-2/1/36 (d)	35,933,060
184,150		8.500% due 9/1/25	197,921
1,378,817		6.500% due 3/1/26-8/1/29	1,421,639

		TOTAL FHLMC	53,643,613

FNMA - 2.5%
		Federal National Mortgage Association (FNMA):

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT		SECURITY	VALUE
FNMA - 2.5% (continued)
$487,807		6.500% due 10/1/10-4/1/29 (d)	$502,546
1,160,724		8.000% due 12/1/12-2/1/31 (d)	1,184,777
4,613,548		5.500% due 1/1/14-4/1/35 (d)	4,582,700
3,180,294		7.000% due 3/15/15-6/1/32 (d)	3,321,078
1,614,221		5.000% due 7/1/18-9/1/20 (d)	1,593,800
332,908		4.500% due 11/1/23 (d)	317,956
67,846		9.000% due 1/1/24	72,948
964,195		7.500% due 11/1/26-7/1/32 (d)	1,007,788
412,388		6.500% due 5/1/29 (d)	425,373
58,549		8.500% due 10/1/30	63,087
7,733,304		4.603% due 4/1/35 (d)(f)	7,865,971
169,112		5.137% due 9/1/35 (d)(f)	170,253
442,459		5.000% due 1/1/36	428,052
11,188,482		5.619% due 4/1/36 (d)(f)	11,258,410
19,807,031		5.598% due 5/1/36 (d)(f)	19,937,015
6,448,249		6.000% due 10/1/36 (d)	6,498,195
19,900,000		5.000% due 4/12/37-5/14/37 (k)(l)	19,228,375
2,700,000		5.500% due 4/12/37 (k)(l)	2,672,158
7,000,000		6.000% due 4/12/37 (k)(l)	7,052,500

		TOTAL FNMA	88,182,982

GNMA — 0.9%
		Government National Mortgage Association (GNMA):
31,093,500		5.500% due 8/15/21 (d)	31,260,729
1,635,420		7.000% due 2/15/24-12/15/31 (d)	1,711,056

		TOTAL GNMA	32,971,785

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $174,750,923)	174,798,380

FACE AMOUNT	RATING‡
SOVEREIGN BONDS - 0.2%
Brazil - 0.0%
100,000	BB	Federative Republic of Brazil, 11.000% due 8/17/40	134,875

Canada - 0.0%
300,000	AA	Province of Ontario, 3.282% due 3/28/08	294,475

Colombia - 0.0%
16,000	BB+	Republic of Colombia, 11.750% due 2/25/20	23,600

Mexico - 0.0%
		United Mexican States, Medium-Term Notes:
486,000	BBB	5.625% due 1/15/17	490,374
190,000	BBB	Series A, 6.750% due 9/27/34	207,527

		Total Mexico	697,901

Russia - 0.1%
3,400,000	BBB+	Russian Federation, 5.000% due 3/31/30 (f)	3,861,125

Supranational - 0.1%
1,200,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	1,279,168

		TOTAL SOVEREIGN BONDS (Cost - $5,973,845)	6,291,144

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.9%
U.S. Government Agencies - 0.5%
$475,000	Federal Farm Credit Bank (FFCB), 3.750% due 4/9/10 (d)	$461,441
	Federal Home Loan Bank (FHLB):
350,000	4.500% due 11/15/12 (d)	344,015
40,000	Bonds, Series VB15, 5.000% due 12/21/15	40,041
	Global Bonds:
625,000	4.625% due 7/18/07 (d)	623,841
300,000	5.500% due 7/15/36 (d)	311,222
	Federal Home Loan Mortgage Corp. (FHLMC):
430,000	5.250% due 2/24/11 (d)	431,165
800,000	5.500% due 9/15/11 (d)	821,558
500,000	4.625% due 5/28/13 (d)	487,164
500,000	4.875% due 11/15/13 (d)	499,546
	Medium-Term Notes:
500,000	3.160% due 5/7/07 (d)	498,974
490,000	5.450% due 11/21/13 (d)	490,362
180,000	Notes, 5.125% due 4/18/11	182,021
	Federal National Mortgage Association (FNMA):
470,000	5.200% due 11/8/10 (d)	469,448
2,100,000	5.750% due 2/15/08 (d)	2,111,642
500,000	3.250% due 2/15/09 (d)	485,677
1,790,000	6.625% due 9/15/09	1,863,515
350,000	6.250% due 2/1/11 (d)	367,467
1,400,000	6.000% due 5/15/11 (d)	1,461,102
350,000	5.000% due 8/24/11 (d)	347,136
700,000	4.625% due 10/15/14 (d)	687,056
160,000	5.550% due 2/16/17 (d)	160,713
20,000	Notes, 5.400% due 4/13/09 (d)	20,000
790,000	Notes, Series 1, 5.625% due 5/19/11 (d)	800,446
190,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36 (d)	207,650

	Total U.S. Government Agencies	14,173,202

U.S. Government Obligation - 0.4%
	U.S. Treasury Bonds:
3,850,000	4.625% due 2/15/17 (d)	3,843,386
240,000	7.125% due 2/15/23 (d)	298,031
1,080,000	6.000% due 2/15/26 (d)	1,220,991
415,000	4.500% due 2/15/36 (d)	391,397
1,870,000	4.750% due 2/15/37 (d)	1,841,367
	U.S. Treasury Notes:
100,000	3.375% due 11/15/08	97,961
900,000	3.625% due 7/15/09 (d)	881,824
3,250,000	4.625% due 11/15/09 (d)	3,255,967
986,000	4.000% due 4/15/10 (d)	971,211
170,000	4.500% due 9/30/11 (d)	169,774
1,110,000	4.750% due 1/31/12 (d)	1,120,017
250,000	4.500% due 11/15/15 (d)	247,530
60,000	5.125% due 5/15/16	62,055
40,000	4.625% due 11/15/16	39,895
	U.S. Treasury Strip Principal (STRIPS):
525,000	Zero coupon bond to yield 4.350% due 5/15/13	398,411
500,000	Zero coupon bond to yield 4.829% due 2/15/16	331,149

	Total U.S. Government Obligations	15,170,966

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $29,377,432)	29,344,168

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
	U.S. Treasury Bonds, Inflation Indexed:
$2,131,466	2.000% due 1/15/16 (d)	$2,099,244
724,086	2.000% due 1/15/26 (d)	688,392
331,231	2.375% due 1/15/27 (d)	334,065
344,761	3.875% due 4/15/29 (d)	437,739
	U.S. Treasury Notes, Inflation Indexed:
172,794	3.875% due 1/15/09 (d)	179,159
2,126,255	0.875% due 4/15/10 (d)	2,056,572
5,058,208	2.375% due 4/15/11 (d)	5,125,588
492,966	2.000% due 1/15/14 (d)	488,306
145,691	1.875% due 7/15/15 (d)	142,464
1,623,726	2.500% due 7/15/16 (d)	1,666,667

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $13,049,626)	13,218,196

WARRANTS
WARRANTS - 0.0%
234,035	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (a)(b)*	1
505	Cybernet Internet Services International Inc., Expires 7/1/09(a)(b)*	0
455	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(b)(c)*	0
485	IWO Holdings Inc., Expires 1/15/11(a)(b)(c)*	0
2,373	Lucent Technologies Inc., Expires 12/10/07*	225
505	Merrill Corp., Class B Shares, Expires 5/1/09(a)(b)*	0

	TOTAL WARRANTS (Cost - $194,408)	226

CONTRACTS
PURCHASED OPTIONS - 0.7%
24	Eurodollar Futures, Call @ $94.00, expires 3/17/08	76,500
1,160	Eurodollar Futures, Call @ $94.25, expires 9/17/07	1,957,500
9,712	Oracle Corp., Call @ $15.00, expires 1/19/08	3,884,800
5,187	S&P 500 Index, Put @ $1,400.00, expires 6/16/07	12,448,800
468	U.S. Treasury Notes 5 Year Futures, Call @ $103.50, expires 5/25/07	1,082,250
4,361	United Parcel Service Inc., Call @ $65.00, expires 1/19/08	3,750,460

	TOTAL PURCHASED OPTIONS (Cost - $20,213,935)	23,200,310

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,148,852,672)	3,339,043,166

FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.1%
U.S. Government Agency - 0.1%
$2,680,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.069%-5.197% due 6/25/07 (m)(n)	2,648,202

Repurchase Agreements - 4.0%
53,000,000	Morgan Stanley tri-party repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $53,023,408; (Fully collateralized by various U.S. government agency obligations, 5.000% to 6.250% due 8/15/08 to 6/5/36; Market value - $54,060,084)	53,000,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CAPITAL AND INCOME FUND

Schedule of Investments (unaudited) (continued)	March 31, 2007

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements - 4.0% (continued)
$88,477,000	Nomura Securities International Inc. tri-party repurchase agreement dated 3/30/07, 5.300% due 4/2/07; Proceeds at maturity - $88,516,077; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 5/31/07 to 4/18/16; Market value - $90,246,882)	$88,477,000

	Total Repurchase Agreements	141,477,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $144,125,342)	144,125,202

	TOTAL INVESTMENTS - 99.2% (Cost - $3,292,978,014#)	3,483,168,368
	Other Assets in Excess of Liabilities - 0.8%	28,880,218

	TOTAL NET ASSETS - 100.0%	$3,512,048,586

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and mortgage dollar rolls.

(e)	Security is currently in default.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(g)	Rating by Moody’s Investors Service.

(h)	Rating by Fitch Ratings Service.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(k)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(l)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2 ).

(m)	Rate shown represents yield-to-maturity.

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
PAC	— Planned Amortization Class
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

CONTRACTS	SECURITY	VALUE
54	Eurodollar Futures, Call @ $95.25, expires 9/17/07	$9,450
57	Eurodollar Futures, Call @ $94.75, expires 6/18/07	8,550
8	U.S. Treasury Bonds Futures, Call @ $116, expires 5/25/07	875
57	Eurodollar Futures, Put @ $94.75, expires 6/18/07	10,688
8	U.S. Treasury Bond Futures, Put @ $108, expires 5/25/07	1,500

	TOTAL OPTIONS WRITTEN (Premiums received - $45,086)	$31,063

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital and Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of the changes in stock market prices or interest rates, as a substitute for buying or selling securities, as a cash flow management technique, and to increase the Fund’s total return. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are

Notes to Schedule of Investments (unaudited) (continued)

also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$230,949,843
Gross unrealized depreciation	(40,759,489)

Net unrealized appreciation	$190,190,354

At March 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
EURIBOR	10	9/07	$3,745	$1,254	$(2,491)
Eurodollar	112	9/07	26,599,798	26,579,000	(20,798)
Eurodollar	43	3/08	10,223,465	10,242,063	18,598
Eurodollar	225	6/08	53,660,813	53,631,563	(29,250)
Federal Republic of Germany, 10-Year Bonds	192	6/07	29,818,341	29,509,268	(309,073)
LIBOR	928	9/07	215,627,887	215,073,600	(554,287)
U.S. 2-Year Treasury Notes	264	6/07	53,923,102	54,091,125	168,023
U.S. 20-Year Treasury Bonds	163	6/07	18,450,323	18,133,750	(316,573)

					(1,045,851)

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
Eurodollar	2	9/08	$475,265	$476,825	$(1,560)
Eurodollar	225	6/09	53,619,188	53,589,375	29,813
U.S. 5-Year Treasury Notes	2	6/07	212,553	211,594	959
U.S. 10-Year Treasury Notes	58	6/07	6,256,977	6,271,250	(14,273)

					14,939

Net Unrealized Loss on Open Futures Contracts					$(1,030,912)

At March 31, 2007, the Fund had open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	270,000	$361,669	5/9/07	$9,576
Japanese Yen	41,520,000	355,104	5/9/07	9,103
Japanese Yen	794,070,000	6,791,356	5/9/07	174,106

				$192,785

Contracts to Sell:
Euro	1,058,208	$1,415,413	4/2/07	$(4,504)
Euro	1,300,603	1,739,697	4/3/07	(5,213)
Euro	1,086,481	1,453,342	4/4/07	(500)

				$(10,217)

Net Unrealized Gain on Open Forward Foreign Currency Contracts:				$182,568

During the period ended March 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2006	503	$233,426
Options written	2,588	4,122,124
Options closed	(2,381)	(4,040,353)
Options exercised	(23)	(36,685)
Options expired	(503)	(233,426)

Options written, outstanding March 31, 2007	184	$45,086

At March 31, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $29,026,602.

At March 31, 2007, the Fund held TBA securities with a total cost of $29,171,883.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 29, 2007

By:	/s/ KAPREL Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 29, 2007